UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Andreeff Equity Advisors, L.L.C.

Address:     450 Laurel Street, Suite 2105
             Baton Rouge, Louisiana 70801

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dane C. Andreeff
Title:   Managing Member
Phone:   (225) 344-7780


Signature, Place and Date of Signing:

/s/ Dane C. Andreeff           Baton Rouge, Louisiana         February 7, 2006
------------------------     -------------------------       -------------------
   [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         96

Form 13F Information Table Value Total:      $683,234



List of Other Included Managers:  None

                                                                FORM 13F INFORMATION TABLE




COLUMN 1                         COLUMN  2      COLUMN 3        COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                                  FAIR                                                SOLE VOTING
                                 TITLE                            MKT.    SHRS OR   SH/  PUT/  INVESTMENT  OTHER       AUTHORITY
NAME OF ISSUER                   OF CLASS             CUSIP       VALUE   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SHARES
--------------                   --------             -----       -----   -------   ---  ----  ----------  --------     ------
ENCANA CORP                      COM                  292505104    7,911      175168 SH         Sole                     175168
KINROSS GOLD CORP                COM NO PAR           496902404    1,049     113,724 SH         Sole                    113,724
OPTIMAL GROUP INC                CL A NEW             68388R208   10,496     518,082 SH         Sole                    518,082
SASOL LTD                        SPONSORED ADR        803866301    9,159     256,990 SH         Sole                    256,990
SCOTTISH RE GROUP LTD            ORD                  G7885T104     4610      187768 SH         Sole                     187768
TEEKAY SHIPPING MARSHALL ISL     COM                  Y8564W103    6,259     156,879 SH         Sole                    156,879
CROSS A T CO                     CL A                 227478104    1,442     356,124 SH         Sole                    356,124
ABX Air Inc                      COM                  00080S101      873     111,251 SH         Sole                    111,251
AMERIGROUP CORP                  COM                  03073T102      243      12,500 SH         Sole                     12,500
ANADARKO PETE CORP               COM                  032511107    6,688      70,587 SH         Sole                     70,587
APPLE COMPUTER INC               COM                  37833100    23,241     323,283 SH         Sole                    323,283
ARCH COAL INC                    COM                  39380100    16,659     209,552 SH         Sole                    209,552
AUDIOVOX CORP                    CL A                 50757103       152      11,000 SH         Sole                     11,000
BACK YD BURGERS INC              COM                  05635W101    1,951     392,595 SH         Sole                    392,595
BAKER MICHAEL CORP               COM                  57149106     4,921     192,609 SH         Sole                    192,609
BENIHANA INC                     CL A                 82047200    11,851     514,401 SH         Sole                    514,401
BENIHANA INC                     COM                  82047101     3,334     145,271 SH         Sole                    145,271
CABOT OIL & GAS CORP             COM                  127097103   11,007     244,047 SH         Sole                    244,047
CALGON CARBON CORP               COM                  129603106    2,180     383,045 SH         Sole                    383,045
CAMECO CORP                      COM                  13321L108   13,338     210,410 SH         Sole                    210,410
CHAMPS ENTMT INC DEL             COM                  158787101    2,756     426,607 SH         Sole                    426,607
CHARLES & COLVARD LTD            COM                  159765106    6,228     308,304 SH         Sole                    308,304
CHECKERS DRIVE-IN RESTAURANT     COM NEW              162809305    2,527     166,717 SH         Sole                    166,717
CHEMTURA CORP                    COM                  163893100    7,317     576,133 SH         Sole                    576,133
CHESAPEAKE ENERGY CORP           COM                  165167107   11,123     350,551 SH         Sole                    350,551
CHEVRON CORP NEW                 COM                  166764100     3000       52849 SH         Sole                      52849
CHINA MOBILE HONG KONG LTD       SPONSORED ADR        16941M109    5,405     224,819 SH         Sole                    224,819
CITIGROUP INC                    COM                  172967101   14,541     299,638 SH         Sole                    299,638
COEUR D ALENE MINES CORP IDA     COM                  192108108   20,976   5,243,952 SH         Sole                  5,243,952
COOPER CAMERON CORP              COM                  216640102    7,114     171,826 SH         Sole                    171,826
CURAGEN CORP                     COM                  23126R101    2,074     673,306 SH         Sole                    673,306
EDGE PETE CORP DEL               COM                  279862106      623       25000 SH         Sole                      25000
EL PASO CORP                     COM                  28336L109    2,958     243,269 SH         Sole                    243,269
EOG RES INC                      COM                  26875P101    9,084     123,815 SH         Sole                    123,815
FAMOUS DAVES AMER INC            COM                  307068106    3,890     345,173 SH         Sole                    345,173
FIVE STAR QUALITY CARE INC       COM                  33832D106    3,932     498,951 SH         Sole                    498,951
FOSTER L B CO                    COM                  350060109    2,334     156,903 SH         Sole                    156,903
FRANKLIN COVEY CO                COM                  353469109      913     144,463 SH         Sole                    144,463
GEMSTAR TV GUIDE INTL INC        COM                  36866W106      131      50,000 SH         Sole                     50,000
GENE LOGIC INC                   COM                  368689105    2,755     822,280 SH         Sole                    822,280
GLENAYRE TECHNOLOGIES INC        COM                  377899109    1,923     591,542 SH         Sole                    591,542
GLOBALSANTAFE CORP               SHS                  G3930E101   12,257     254,565 SH         Sole                    254,565
GOLAR LNG LTD BERMUDA            SHS                  G9456A100      427      32,216 SH         Sole                     32,216
GOLD FIELDS LTD NEW              SPONSORED ADR        38059T106    14076      798411 SH         Sole                     798411
GTECH HLDGS CORP                 COM                  400518106   14,371     452,761 SH         Sole                    452,761
HMS HLDG CORP                    COM                  40425J101      533      69,651 SH         Sole                     69,651
HEALTHCARE SVCS GRP INC          COM                  421906108    1,222      59,008 SH         Sole                     59,008
HERCULES INC                     COM                  427056106    4,380     387,646 SH         Sole                    387,646
HYPERCOM CORP                    COM                  44913M105    1,351     211,398 SH         Sole                    211,398
IDT CORP                         CL B                 448947309      176      15,000 SH         Sole                     15,000
IMATION CORP                     COM                  45245A107    7,475     162,244 SH         Sole                    162,244
IMPERIAL SUGAR CO NEW            W EXP 08/29/200      453096117        8      19,417 SH         Sole                     19,417
IMPERIAL SUGAR CO NEW            COM NEW              453096208    3,877     285,525 SH         Sole                    285,525
INCO LTD                         COM                  453258402   13,905     319,143 SH         Sole                    319,143
INPUT/OUTPUT INC                 COM                  457652105    9,293   1,321,841 SH         Sole                  1,321,841
INTERNATIONAL COAL GROUP INC     COM                  45928H106   11,104   1,168,869 SH         Sole                  1,168,869
IVAX CORP                        COM                  465823102    4,046     129,127 SH         Sole                    129,127
J ALEXANDER CORP                 COM                  466096104    2,934     365,860 SH         Sole                    365,860
KFX INC                          COM                  48245L107    2,408     140,504 SH         Sole                    140,504
KITTY HAWK INC                   COM NEW              498326206    3,936   3,712,804 SH         Sole                  3,712,804
LIFE TIME FITNESS INC            COM                  53217R207    4,924     129,276 SH         Sole                    129,276
MC SHIPPING INC                  COM                  55267Q104    5,429     422,506 SH         Sole                    422,506
MENTOR CORP MINN                 COM                  587188103      617      13,381 SH         Sole                     13,381
MORGAN STANLEY                   COM NEW              617446448   11,334     199,758 SH         Sole                    199,758
NEWMONT MINING CORP              (CALL OPTIONS) COM   651639106   21,360     400,000 PRN  CALL  Sole                    400,000
NEWMONT MINING CORP              COM                  651639106   41,634     779,671 SH         Sole                    779,671
NISSAN MOTORS                    SPONSORED ADR        654744408    5,018     245,499 SH         Sole                    245,499
NOBLE ENERGY INC                 COM                  655044105   21,410     531,254 SH         Sole                    531,254
NOVELL INC                       COM                  670006105   17,480   1,979,582 SH         Sole                  1,979,582
OCCIDENTAL PETE CORP-DEL         COM                  674599105   10,122     126,712 SH         Sole                    126,712
OMEGA HEALTHCARE INVS INC        COM                  681936100    5,295     420,547 SH         Sole                    420,547
OMI CORP NEW                     COM                  Y6476W104    6,453     355,525 SH         Sole                    355,525
OMNOVA SOLUTIONS INC             COM                  682129101    2,221     462,672 SH         Sole                    462,672
PAN AMERICAN SILVER CORP         COM                  697900108   10,981     583,189 SH         Sole                    583,189
PATTERSON UTI ENERGY INC         COM                  703481101   22,608     686,134 SH         Sole                    686,134
PEABODY ENERGY CORP              COM                  704549104    9,217     111,831 SH         Sole                    111,831
PHARMACEUTICAL COS INC           COM                  69888P106      549      17,516 SH         Sole                     17,516
PHARMACYCLICS INC                COM                  716933106    3,112     876,596 SH         Sole                    876,596
RANGE RES CORP                   COM                  75281A109      593      22,500 SH         Sole                     22,500
REYNOLDS & REYNOLDS CO           CL A                 761695105    9,381     334,209 SH         Sole                    334,209
RYERSON TULL INC NEW             COM                  78375P107    5,445     223,871 SH         Sole                    223,871
SEACOR HOLDINGS INC              COM                  811904101    19614      288020 SH         Sole                     288020
SEAGATE TECHNOLOGY               SHS                  G7945J104    3,993     199,758 SH         Sole                    199,758
SIEBEL SYS INC                   COM                  826170102    2,049     193,825 SH         Sole                    193,825
SILVERLEAF RESORTS INC           COM                  828395103    6,557   2,011,273 SH         Sole                  2,011,273
SMITH & WOLLENSKY RESTAURANT     COM                  831758107    1,772     344,750 SH         Sole                    344,750
STAMPS COM INC                   COM NEW              852857200    2,862     124,672 SH         Sole                    124,672
SYCAMORE NETWORKS INC            COM                  871206108    10432     2414893 SH         Sole                    2414893
TRANSOCEAN INC                   ORD                  G90078109    8,356     119,900 SH         Sole                    119,900
U S CONCRETE INC                 COM                  90333L102    2,227     234,926 SH         Sole                    234,926
UNIFI INC                        COM                  904677101     4058     1334960 SH         Sole                    1334960
USEC INC                         COM                  90333E 108    3024      253027 SH         Sole                     253027
VALERO ENERGY CORP NEW           COM                  91913Y100   21,797     422,414 SH         Sole                    422,414
WALTER INDS INC                  COM                  93317Q105    17511      352200 SH         Sole                     352200
WESTERN SILVER CORP              COM                  959531104    5,630     500,000 SH         Sole                    500,000
WILLBROS GROUP INC               COM                  969199108     1422       98449 SH         Sole                      98449

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